CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Profit for the period	£ 2,267	£ 1,908	£ 1,989
Post-retirement defined benefit scheme remeasurements:
Remeasurements before tax	908	752	(124)
Tax	(206)	(178)	32
Remeasurements after tax	702	574	(92)
Movements in revaluation reserve in respect of equity shares held at fair value through other comprehensive income:
Change in fair value	(97)
Tax	22
Fair value, net of tax	(75)
Gains and losses attributable to own credit risk:
Gains (losses) before tax	167	(11)	(44)
Tax	(45)	3	12
Gains (losses) after tax	122	(8)	(32)
Movements in revaluation reserve in respect of debt securities held at fair value through other comprehensive income:
Change in fair value	109
Income statement transfers in respect of disposals	(203)
Income statement transfers in respect of impairment	1
Tax	46
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income	(47)
Movements in revaluation reserve in respect of available-for-sale financial assets:
Change in fair value		(152)	455
Income statement transfers in respect of disposals		(131)	(315)
Income statement transfers in respect of impairment			6
Tax		111	(48)
Available for sale after tax		(172)	98
Movements in cash flow hedging reserve:
Effective portion of changes in fair value taken to other comprehensive income	(223)	(96)	(267)
Net income statement transfers	(423)	(334)	(317)
Tax	182	132	151
Cash flow hedging reserve	(464)	(298)	(433)
Currency translation differences (tax: nil)	5	(25)	(7)
Total other comprehensive income	243	71	(466)
Total comprehensive income for the period	2,510	1,979	1,523
Total comprehensive income attributable to ordinary shareholders	2,268	1,724	1,273
Total comprehensive income attributable to other equity holders	205	206	209
Total comprehensive income attributable to equity holders	2,473	1,930	1,482
Total comprehensive income attributable to non-controlling interests	£ 37	£ 49	£ 41